UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22079

RMR DIVIDEND CAPTURE FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Dividend Capture Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan

State Street Bank and Trust Company

  801 Pennsylvania Avenue, Tower II, 4th Floor

Kansas City, Missouri 64102

Elizabeth Watson, Esq.

State Street Bank and Trust Company

 2 Avenue De Lafayette, 6th Floor

Boston, Massachusetts 02111

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

RMR Dividend Capture Fund

Portfolio of Investments  –  March 31, 2008 (unaudited)

Company	Shares	Value
Common Stocks – 64.9%
Real Estate Investment Trusts – 64.9%
Apartments – 0.1%
Apartment Investment & Management Co.	729	$26,105
Diversified – 14.5%
CapLease, Inc.	123,725	961,343
Lexington Corporate Properties Trust	50,883	733,224
Liberty Property Trust	25,000	777,750
National Retail Properties, Inc.	35,470	782,114
		3,254,431
Hospitality – 22.4%
Ashford Hospitality Trust, Inc.	148,030	840,810
FelCor Lodging Trust, Inc.	70,945	853,468
Hersha Hospitality Trust	93,326	842,734
Host Hotels & Resorts, Inc.	41,500	660,680
LaSalle Hotel Properties	32,000	919,360
Sunstone Hotel Investors, Inc.	57,140	914,812
		5,031,864
Industrial – 6.9%
First Industrial Realty Trust, Inc.	29,730	918,360
First Potomac Realty Trust	40,500	622,485
		1,540,845
Office – 17.3%
American Financial Realty Trust	102,900	817,026
Boston Properties, Inc.	11,312	1,041,496
Brandywine Realty Trust	61,430	1,041,853
Mack-Cali Realty Corp.	27,250	973,097
		3,873,472
Retail – 3.7%
CBL & Associates Properties, Inc.	35,000	823,550
Total Real Estate Investment Trusts (Cost $16,188,182)		14,550,267
Total Common Stocks (Cost $16,188,182)		14,550,267
Other Investment Companies – 72.4%
Blackrock Enhanced Dividend Achievers Trust	44,416	488,132
Blackrock Limited Duration Income Trust	56,150	831,020
Blackrock Preferred and Equity Advantage Trust	49,836	786,412
Cohen & Steers Advantage Income Realty Fund, Inc.	58,000	893,780
Cohen & Steers Premium Income Realty Fund, Inc.	47,376	732,433
Cohen & Steers REIT and Preferred Income Fund, Inc.	39,000	756,600
Cohen & Steers REIT and Utility Income Fund, Inc.	65,384	1,129,182
DWS Dreman Value Income Edge Fund, Inc.	79,070	1,005,770
DWS RREEF Real Estate Fund II, Inc.	94,150	1,167,460
Eaton Vance Enhanced Equity Income Fund	51,871	894,775
Eaton Vance Enhanced Equity Income Fund II	20,000	341,000
Eaton Vance Senior Floating-Rate Fund	20,000	276,000
Flaherty & Crumrine / Claymore Preferred Securities Income Fund, Inc.	55,744	827,241
ING Global Equity Dividend & Premium Opportunity Fund	4,800	79,632
LMP Capital and Income Fund, Inc.	45,594	733,607
LMP Real Estate Income Fund, Inc.	52,172	766,407
Neuberger Berman Real Estate Securities Income Fund, Inc.	84,540	876,680
Nicholas-Applegate Convertible & Income Fund II	53,804	591,844
Nuveen Equity Premium and Growth Fund	11,700	187,200
Nuveen Floating Rate Income Fund	31,885	327,778
Nuveen Real Estate Income Fund	39,600	617,364
Pioneer Floating Rate Trust	53,431	741,622
The Zweig Total Return Fund, Inc.	84,877	393,829
Western Asset Emerging Markets Debt Fund, Inc.	44,873	780,341
Total Other Investment Companies (Cost $16,959,158)		16,226,109

See notes to portfolio of investments.

Company	Shares	Value
Short-Term Investments – 14.7%
Other Investment Companies – 14.7%
Dreyfus Cash Management, Institutional Shares, 3.32% (a) (Cost $3,293,178)	3,293,178	$3,293,178
Total Investments – 152.0% (Cost $36,440,518) (b)		34,069,554
Other assets less liabilities – (7.4)%		(1,655,269)
Preferred Shares, at liquidation preference – (44.6)%		(10,000,000)
Net Assets applicable to common shareholders – 100%		$22,414,285

Notes to Portfolio of Investments
(a)	Rate reflects 7 day yield as of March 31, 2008.
(b)

Although subject to adjustments to the extent 2008 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of March 31, 2008, are as follows:

Cost	$36,440,518

Gross unrealized appreciation	$37,236
Gross unrealized depreciation	(2,408,200)
Net unrealized depreciation	$(2,370,964)

Reference should be made to the Fund’s financial statements for the year ended December 31, 2007, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Information regarding FAS 157

The Fund has adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements, or FAS 157, effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs is summarized in the three broad levels listed below.

•      Level 1 – quoted prices in active markets for identical investments

•      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended March 31, 2008, maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund did not fair value any of its securities.

The following is a summary of the inputs used as of March 31, 2008, in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted prices	$34,069,554
Level 2 - Other significant observable inputs	—
Level 3 – Significant unobservable inputs	—
Total	$34,069,554

There were no investments in securities characterized as Level 3 on December 31, 2007, or March 31, 2008.

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR DIVIDEND CAPTURE FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 27, 2008

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	May 27, 2008